EIC VALUE FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.2%
Basic Materials — 1.8%
PPG Industries, Inc.	19,325	$2,603,271

Communications — 11.8%
Cisco Systems, Inc.	100,900	4,498,122
Discovery, Inc., Class C*	125,925	4,411,153
Facebook, Inc., Class A*	6,253	1,615,337
Verizon Communications, Inc.	118,800	6,504,300

		17,028,912

Consumer, Cyclical — 6.6%
Honda Motor Co. Ltd., SP ADR	33,825	895,686
Lowe’s Cos, Inc.	12,110	2,020,554
Target Corp.	10,015	1,814,418
Walgreens Boots Alliance, Inc.	95,700	4,808,925

		9,539,583

Consumer, Non-cyclical — 20.8%
AmerisourceBergen Corp.	32,225	3,357,845
GlaxoSmithKline PLC, SP ADR	152,880	5,694,780
Ingredion, Inc.	55,135	4,161,038
Johnson & Johnson	27,285	4,451,002
Kroger Co. (The)	92,500	3,191,250
McKesson Corp.	19,350	3,375,994
Medtronic PLC	25,225	2,808,299
Sanofi SA, ADR	62,975	2,973,050

		30,013,258

Energy — 8.3%
Cimarex Energy Co.	76,675	3,234,152
Exxon Mobil Corp.	27,285	1,223,459
TOTAL SE, SP ADR	92,400	3,888,192

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos, Inc. (The)	168,700	$3,581,501

		11,927,304

Financial — 34.3%
AGNC Investment Corp., REIT	186,575	2,910,570
American Express Co.	34,425	4,002,251
Charles Schwab Corp. (The)	108,125	5,572,763
Empire State Realty Trust, Inc., Class A, REIT	467,200	4,606,592
Globe Life, Inc.	43,247	3,909,096
Hartford Financial Services Group, Inc. (The)	94,425	4,534,288
Jones Lang Lasalle, Inc.*	12,400	1,813,004
PNC Financial Services Group, Inc. (The)	30,500	4,377,360
Travelers Cos, Inc. (The)	30,950	4,218,485
Truist Financial Corp.	91,281	4,379,662
US Bancorp	103,940	4,453,829
Wells Fargo & Co.	160,025	4,781,547

		49,559,447

Industrial — 4.8%
General Dynamics Corp.	28,175	4,132,709
United Parcel Service, Inc., Class B	18,015	2,792,325

		6,925,034

Utilities — 7.8%
Exelon Corp.	84,635	3,517,431
National Grid PLC, SP ADR	38,200	2,218,656
OGE Energy Corp.	70,525	2,152,423

See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	123,550	$3,418,628

		11,307,138

TOTAL COMMON STOCKS (Cost $100,227,361)		138,903,947

SHORT-TERM INVESTMENT — 3.6%
Money Market Fund — 3.6%
Dreyfus Institutional Treasury Securities Cash Advantage Fund, Premier Shares 0.01%(a)	5,221,796	5,221,796

TOTAL SHORT-TERM INVESTMENT (Cost $5,221,796)		5,221,796

TOTAL INVESTMENTS - 99.8% (Cost $105,449,157)		144,125,743
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		256,124

NET ASSETS - 100.0%		$144,381,867

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2021.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2021

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/21	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$138,903,947	$138,903,947	$—	$—
Short-Term Investment*	5,221,796	5,221,796	—	—

Total Investments	$144,125,743	$144,125,743	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

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